CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Net income before noncontrolling interest	$ 1,324.1	79,446.2	62,134.7	50,008.0
Foreign currency translation reserve:
Net unrealized gain (loss) arising during the period	3.5	211.5	60.9	253.6
Reclassification adjustment for net (gain)/loss included in net income	0	0	0	0
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (782.3), Rs. 3,771.9 and Rs.(6,310.3), respectively]	(204.5)	(12,267.8)	7,853.4	(1,829.9)
Reclassification adjustment for net (gain)/ loss included in net income [net of tax Rs. 36.5, Rs. (103.8) and Rs. (10.0) respectively]	(0.3)	(19.5)	(216.1)	76.0
Other comprehensive income, net of tax	(201.3)	(12,075.8)	7,698.2	(1,500.3)
Total comprehensive income	1,122.8	67,370.4	69,832.9	48,507.7
Less: Comprehensive income attributable to noncontrolling interest	2.1	126.5	315.3	224.6
Comprehensive income attributable to HDFC Bank Limited	$ 1,120.7	67,243.9	69,517.6	48,283.1